CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Total revenues	$ 197,007	$ 152,709
Cost of revenues:
Total cost of revenues	136,682	98,082
Gross profit	60,325	54,627
Operating expenses:
Research and development expenses, net	23,930	18,547
Selling and marketing expenses	16,467	14,109
General and administrative expenses	13,027	14,514
Other operating expenses (income), net	3,964	(725)
Total operating expenses	57,388	46,445
Operating income	2,937	8,182
Financial income (expenses), net	(2,186)	779
Income before taxes on income	751	8,961
Taxes on income	3,083	(2,695)
Net income	$ 3,834	$ 6,266
Earnings per share
Basic	$ 0.07	$ 0.11
Diluted	$ 0.07	$ 0.11
Weighted average number of shares used in computing earnings per share:
Basic	57,081,120	57,016,808
Diluted	57,189,406	57,016,808
Product [Member]
Revenues:
Total revenues	$ 137,291	$ 93,434
Cost of revenues:
Total cost of revenues	104,198	59,172
Service [Member]
Revenues:
Total revenues	59,716	59,275
Cost of revenues:
Total cost of revenues	$ 32,484	$ 38,910